Offerings	Feb. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.002 per share, reserved for issuance pursuant to the Celestial Plan
Amount Registered | shares	3,058,731
Proposed Maximum Offering Price per Unit	16.08
Maximum Aggregate Offering Price	$ 49,184,394.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,792.37
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of Marvell Technology, Inc., a Delaware corporation (the "Company" or the "Registrant"), common stock, par value $0.002 per share, that become issuable under the Celestial AI, Inc. Amended and Restated 2020 Equity Incentive Plan (the "Celestial Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of common stock. (2) Pursuant to the Agreement and Plan of Reorganization, dated December 2, 2025 (the "Merger Agreement") by and among the Registrant, Celestial AI, Inc. ("Celestial") and certain other parties, the Registrant assumed (x) 3,058,731 shares of Common Stock issuable pursuant to certain stock option awards granted under the Celestial Plan and (y) 813,114 shares of Common Stock available for issuance under the Celestial Plan. (3) The price per share was calculated in accordance with Securities Act Rule 457(h) for purposes of calculating the registration fee. The maximum aggregate offering price was computed by multiplying 3,058,731 shares by the weighted average exercise price of the options ($16.08 per share).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.002 per share, reserved for issuance pursuant to the Celestial Plan
Amount Registered | shares	813,114
Proposed Maximum Offering Price per Unit	75.88
Maximum Aggregate Offering Price	$ 61,699,090.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,520.65
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of Marvell Technology, Inc., a Delaware corporation (the "Company" or the "Registrant"), common stock, par value $0.002 per share, that become issuable under the Celestial AI, Inc. Amended and Restated 2020 Equity Incentive Plan (the "Celestial Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of common stock. (2) Pursuant to the Agreement and Plan of Reorganization, dated December 2, 2025 (the "Merger Agreement") by and among the Registrant, Celestial AI, Inc. ("Celestial") and certain other parties, the Registrant assumed (x) 3,058,731 shares of Common Stock issuable pursuant to certain stock option awards granted under the Celestial Plan and (y) 813,114 shares of Common Stock available for issuance under the Celestial Plan. (4) The price per share was calculated in accordance with Securities Act Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the registrant's shares of common stock as reported by The Nasdaq Global Select Market on February 3, 2026.